Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 30,000,000 Units, which include the partial exercise by the underwriters of their over-allotment option in the amount of 3,900,000 units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Series A common stock and one-half of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Series A common stock at an exercise price of $11.50 per whole share (see Note 7).

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 30,000,000 Units, which include the partial exercise by the underwriters of their over-allotment option in the amount of 3,900,000 units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Series A common stock and one-half of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Series A common stock at an exercise price of $11.50 per whole share (see Note 7).